Schedules of Investments ─ IQ MacKay Municipal Insured ETF

January 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds — 97.0%

Alabama — 2.2%
Alabama Community College System, Revenue Bonds
Insured: BAM
3.000%, due 6/1/25	$260,000	$283,782
4.000%, due 6/1/26	150,000	173,775
Alabaster Board of Education, Special Tax
Series A Insured: AGM
5.000%, due 9/1/25	165,000	190,540
Bibb County Board of Education, Special Tax
Series B Insured: BAM
4.000%, due 4/1/35	425,000	511,003
4.000%, due 4/1/37	460,000	549,208
City of Gadsden AL, General Obligation Bonds
Series B Insured: BAM
5.000%, due 8/1/26	1,020,000	1,251,571
5.000%, due 8/1/28	335,000	419,242
City of Russellville AL, General Obligation Bonds
Series B Insured: AGM
4.000%, due 12/1/28	390,000	478,990
City of Troy AL, General Obligation Bonds
Insured: BAM
5.000%, due 7/1/24	500,000	571,580
County of Dallas AL, General Obligation Bonds
Series B Insured: AGM
0.000%, due 5/1/26	305,000	285,889
Phenix City Board of Education, Special Tax
Insured: BAM
4.000%, due 8/1/37	1,500,000	1,815,810
University of West Alabama, Revenue Bonds
Insured: AGM
4.000%, due 1/1/41	350,000	407,481
Warrior River Water Authority, Revenue Bonds
Insured: BAM
4.000%, due 8/1/43	1,000,000	1,169,630
		8,108,501
Arizona — 0.4%
Arizona Industrial Development Authority, Revenue Bonds
Series A Insured: BAM
4.000%, due 6/1/34	250,000	284,942
4.000%, due 6/1/39	455,000	511,493
5.000%, due 6/1/33	350,000	435,872
Student & Academic Services LLC, Revenue Bonds
Insured: BAM
5.000%, due 6/1/26	195,000	224,073
		1,456,380
Arkansas — 0.2%
County of Sharp AR, Revenue Bonds
Insured: BAM
3.000%, due 3/1/34	290,000	307,835
University of Arkansas - Pulaski Technical College, Revenue Bonds
Insured: AGM
5.000%, due 4/1/41	350,000	361,330
		669,165
California — 15.6%
Abag Finance Authority for Nonprofit Corps, Special Tax
Series A Insured: AGM
5.000%, due 9/2/30	750,000	924,982
5.000%, due 9/2/34	175,000	212,947
Apple Valley Public Financing Authority, Tax Allocation
Series A Insured: BAM
4.000%, due 6/1/36	3,050,000	3,706,177
Baldwin Park Unified School District, General Obligation Bonds
Insured: NATL
0.670%, due 8/1/23(a)	300,000	295,035
1.430%, due 8/1/29(a)	335,000	296,797
Bass Lake Joint Elementary District, General Obligation Bonds
Insured: NATL
1.430%, due 8/1/29(a)	150,000	132,894
Beaumont Public Improvement Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 9/1/25	575,000	697,504
Bellevue Union School District, General Obligation Bonds
Series A Insured: AGM
1.920%, due 8/1/35(a)	320,000	242,566
Calexico Unified School District, General Obligation Bonds
Series B Insured: NATL
1.120%, due 8/1/27(a)	250,000	232,532
1.270%, due 8/1/28(a)	390,000	354,592
California Municipal Finance Authority, Certificates of Participation
Insured: AGM
5.000%, due 6/1/26	350,000	425,659
California Municipal Finance Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/15/43	250,000	301,645
Series A-P3 Insured: AGM
3.500%, due 12/31/35	250,000	277,000
California Statewide Communities Development Authority, Revenue Bonds
Insured: BAM
5.000%, due 8/1/26	600,000	747,564
Ceres Unified School District, General Obligation Bonds
Series A
0.730%, due 8/1/25(a)	200,000	193,558
City of Dana Point CA, Special Tax
Series A Insured: BAM
4.000%, due 9/1/35	150,000	183,738
4.000%, due 9/1/37	200,000	243,268
4.000%, due 9/1/41	420,000	504,592
City of El Cerrito CA, Revenue Bonds
Insured: NATL
5.000%, due 5/1/26	260,000	306,407
5.000%, due 5/1/28	355,000	421,403
5.000%, due 5/1/36	325,000	376,308
City of Lincoln CA, Special Tax
Insured: AGM
5.000%, due 9/1/34	525,000	664,136
City of Susanville CA Natural Gas Revenue, Revenue Bonds
Insured: AGM
4.000%, due 6/1/45	875,000	997,351

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
Cloverdale Unified School District, General Obligation Bonds
Series C Insured: AGM
4.000%, due 8/1/50	$500,000	$585,765
Clovis Unified School District, General Obligation Bonds
Series A Insured: NATL
0.980%, due 8/1/27(a)	335,000	314,424
Series B Insured: NATL
0.680%, due 8/1/25(a)	750,000	727,470
Coachella Valley Unified School District, General Obligation Bonds
Series C Insured: AGM
1.860%, due 8/1/34(a)	1,080,000	840,910
Series D Insured: AGM
5.000%, due 8/1/37	450,000	483,120
Colton Joint Unified School District, General Obligation Bonds
Series E Insured: AGM
4.000%, due 8/1/46	500,000	591,575
Compton Unified School District, Certificates of Participation
Series A Insured: BAM
4.000%, due 6/1/33	250,000	290,670
Cupertino Union School District, General Obligation Bonds
Series C Insured: NATL
1.460%, due 8/1/32(a)	400,000	338,444
Dixon Unified School District, General Obligation Bonds
Insured: BAM
5.000%, due 8/1/37	570,000	729,281
Duarte Unified School District, General Obligation Bonds
Series E Insured: AGM
1.420%, due 11/1/29(a)	350,000	309,305
El Centro Redevelopment Agency Successor Agency, Tax Allocation
Series A Insured: BAM
5.000%, due 11/1/26	485,000	607,147
Empire Union School District, Special Tax
Series 1-A Insured: AMBAC
1.890%, due 10/1/32(a)	450,000	361,296
Garden Grove Agency Community Development Successor Agency, Tax Allocation
Insured: BAM
5.000%, due 10/1/27	250,000	289,540
Grossmont Healthcare District, General Obligation Bonds
Series A Insured: AMBAC
1.530%, due 7/15/32(a)	1,500,000	1,260,390
Guadalupe Union School District, General Obligation Bonds
Series B Insured: AGM
4.000%, due 8/1/44	1,005,000	1,143,891
Hayward Unified School District, General Obligation Bonds
Insured: AGM
4.000%, due 8/1/45	2,250,000	2,670,682
Series A Insured: AGM
1.620%, due 8/1/32(a)	210,000	174,470
Hemet Unified School District, General Obligation Bonds
Series A Insured: AGM
4.000%, due 8/1/40	600,000	668,160
Hueneme Elementary School District, General Obligation Bonds
Series B Insured: AGM
4.000%, due 8/1/35	150,000	178,133
4.000%, due 8/1/36	185,000	219,036
Imperial Community College District, General Obligation Bonds
Insured: AGC
1.940%, due 8/1/37(a)	400,000	291,036
Jurupa Public Financing Authority, Special Tax
Series A Insured: AGM
4.000%, due 9/1/36	785,000	924,487
Kelseyville Unified School District, General Obligation Bonds
Series C Insured: AGM
1.390%, due 8/1/31(a)	155,000	120,793
La Mirada Redevelopment Agency Successor Agency, Tax Allocation
Insured: NATL
0.920%, due 8/15/25(a)	1,000,000	959,200
Lancaster Financing Authority, Revenue Bonds
Insured: BAM
4.000%, due 6/1/44	995,000	1,154,091
Las Virgenes Unified School District, General Obligation Bonds
Series D Insured: NATL
0.580%, due 9/1/25(a)	1,000,000	973,740
Los Angeles County Schools, Certificates of Participation
Series A Insured: AGM
5.000%, due 6/1/25	500,000	575,400
Los Angeles Unified School District, Certificates of Participation
Series A Insured: BAM
4.000%, due 10/1/33	500,000	616,630
Lynwood Unified School District, Certificates of Participation
Insured: AGM
5.000%, due 10/1/23	285,000	319,838
Madera County Public Financing Authority, Revenue Bonds
Insured: BAM
4.000%, due 10/1/37	945,000	1,144,197
Manteca Unified School District, General Obligation Bonds
Insured: NATL
0.790%, due 8/1/25(a)	575,000	554,990
Menifee Union School District, General Obligation Bonds
Series C Insured: AGM
4.000%, due 8/1/36	450,000	558,864
Merced Irrigation District, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/24	250,000	294,355
Mountain House Public Financing Authority, Revenue Bonds
Series A Insured: BAM
3.250%, due 12/1/41	300,000	326,574
Napa Valley Unified School District, General Obligation Bonds
Series C Insured: AGM
4.000%, due 8/1/44	1,000,000	1,139,880

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
Natomas Unified School District, General Obligation Bonds
Insured: AGM
3.000%, due 8/1/39	$1,040,000	$1,112,124
Norwalk-La Mirada Unified School District, General Obligation Bonds
Series D Insured: AGM
1.660%, due 8/1/32(a)	365,000	301,866
Oceanside Unified School District, General Obligation Bonds
Series B Insured: AGM
1.820%, due 8/1/34(a)	300,000	234,837
Ontario Montclair School District, General Obligation Bonds
Series B Insured: NATL
1.290%, due 8/1/29(a)	390,000	349,631
Oxnard School District, General Obligation Bonds
Series A Insured: NATL
5.750%, due 8/1/30	300,000	325,656
Paramount Unified School District, General Obligation Bonds
Insured: BAM
0.330%, due 8/1/48(a)	1,480,000	256,558
Rancho Cucamonga Redevelopment Agency Successor Agency, Tax Allocation
Insured: AGM
5.000%, due 9/1/32	270,000	310,724
Redwood City Redevelopment Agency Successor Agency, Tax Allocation
Series 2-A Insured: AMBAC
1.460%, due 7/15/29(a)	210,000	185,621
Ripon Redevelopment Agency Successor Agency, Tax Allocation
Insured: BAM
4.000%, due 11/1/29	380,000	471,724
4.000%, due 11/1/36	835,000	1,008,705
Riverbank Unified School District, General Obligation Bonds
Series B Insured: AGC
2.830%, due 8/1/48(a)	50,000	23,089
Riverside County Community Facilities Districts, Special Tax
Insured: AGM
4.000%, due 9/1/29	770,000	955,955
4.000%, due 9/1/30	830,000	1,041,335
4.000%, due 9/1/45	1,000,000	1,185,420
Riverside County Redevelopment Successor Agency, Tax Allocation
Series B Insured: BAM
5.000%, due 10/1/26	575,000	690,500
Roseville Joint Union High School District, Certificates of Participation
Insured: BAM
2.125%, due 6/1/35	500,000	509,975
Sacramento City Schools Joint Powers Financing Authority, Revenue Bonds
Series A Insured: BAM
5.000%, due 3/1/24	250,000	285,225
Sacramento City Unified School District, General Obligation Bonds
Insured: AGM
0.960%, due 7/1/24(a)	310,000	299,978
Series C-1 Insured: AGM
5.000%, due 8/1/25	200,000	238,604
Salinas Union High School District, General Obligation Bonds
Series A Insured: NATL
0.420%, due 10/1/23(a)	225,000	222,480
Salinas Valley Solid Waste Authority, Revenue Bonds
Series A Insured: AGM
5.500%, due 8/1/26	520,000	611,062
San Jose Evergreen Community College District, General Obligation Bonds
Series B Insured: AGM
1.470%, due 9/1/32(a)	400,000	337,792
San Juan Unified School District, General Obligation Bonds
Insured: AGM
0.340%, due 8/1/23(a)	1,000,000	991,570
San Leandro Unified School District, General Obligation Bonds
Series B Insured: BAM
5.000%, due 8/1/34	525,000	670,110
San Ysidro School District, General Obligation Bonds
Insured: AGM
5.000%, due 8/1/25	525,000	628,142
Series A Insured: BAM
3.000%, due 8/1/21	500,000	506,805
Series F Insured: AGM
2.490%, due 8/1/41(a)	2,000,000	1,204,900
Sanger Unified School District, General Obligation Bonds
Series A Insured: AGM
1.160%, due 8/1/28(a)	305,000	279,590
Santa Rita Union School District, General Obligation Bonds
Series B Insured: AGM
2.070%, due 8/1/39(a)	820,000	559,814
Savanna School District, General Obligation Bonds
Series A Insured: AGM
1.960%, due 8/1/35(a)	250,000	188,420
Sonoma County Community Redevelopment Agency Successor Agency, Tax Allocation
Insured: BAM
4.000%, due 8/1/31	155,000	177,232
South Whittier School District, General Obligation Bonds
Series B Insured: AGM
4.000%, due 8/1/40	215,000	246,642
Southwestern Community College District, General Obligation Bonds
Insured: NATL
0.570%, due 8/1/24(a)	560,000	549,007
Tulare Local Health Care District, General Obligation Bonds
Insured: BAM
4.000%, due 8/1/35	350,000	425,796
Ukiah Unified School District, General Obligation Bonds
Insured: XLCA
1.670%, due 8/1/31(a)	250,000	209,978
West Contra Costa Unified School District, General Obligation Bonds
Series F Insured: AGM
4.000%, due 8/1/49	3,340,000	3,992,536

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
West Kern Community College District, Certificates of Participation
Insured: AGM
4.000%, due 11/1/44	$600,000	$678,540
Woodland Joint Unified School District, Revenue Bonds
Insured: BAM
4.000%, due 8/1/32	335,000	408,586
4.000%, due 8/1/33	300,000	363,738
Yuba City Unified School District, General Obligation Bonds
Insured: NATL
0.720%, due 9/1/23(a)	350,000	343,557
		58,860,263
Colorado — 4.7%
BNC Metropolitan District No 1, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/37	395,000	480,162
Castle Oaks Metropolitan District No 3, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/40	1,840,000	2,212,784
4.000%, due 12/1/45	2,150,000	2,550,459
Cherokee Metropolitan District, Revenue Bonds
Insured: BAM
4.000%, due 8/1/35	675,000	833,929
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
Insured: BAM
4.000%, due 12/1/31	1,015,000	1,245,019
Crystal Valley Metropolitan District No 2, General Obligation Bonds
Series A Insured: AGM
4.000%, due 12/1/39	500,000	605,560
4.000%, due 12/1/40	800,000	966,088
Grand Junction Regional Airport Authority, Revenue Bonds
Series A Insured: NATL
5.000%, due 12/1/26	500,000	609,735
Grand River Hospital District, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/37	425,000	506,001
Morgan County Quality Water District, Revenue Bonds
Insured: AGM
4.000%, due 12/1/45	1,090,000	1,304,893
4.000%, due 12/1/50	1,150,000	1,369,868
Poudre Tech Metropolitan District, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/32	1,310,000	1,583,842
Rampart Range Metropolitan District No 1, Revenue Bonds
Insured: AGM
5.000%, due 12/1/42	1,375,000	1,674,984
Rio Blanco County School District No Re-1 Meeker, General Obligation Bonds
Insured: BAM
5.500%, due 12/1/35	500,000	663,950
Series B Insured: BAM
5.250%, due 12/1/33	150,000	196,723
5.250%, due 12/1/35	115,000	150,057
Saddle Rock Metropolitan District, General Obligation Bonds
Insured: BAM
3.000%, due 12/1/26	225,000	254,887
South Sloan's Lake Metropolitan District No 2, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/33	250,000	292,733
Vauxmont Metropolitan District, General Obligation Bonds
Insured: AGM
5.000%, due 12/15/31	135,000	157,222
5.000%, due 12/15/32	155,000	180,039
		17,838,935
Connecticut — 1.9%
City of Hartford CT, General Obligation Bonds
Series A Insured: AGM
4.000%, due 7/1/34	25,000	28,092
5.000%, due 4/1/23	220,000	232,102
5.000%, due 7/1/24	20,000	23,179
5.000%, due 7/1/27	60,000	71,718
Series B Insured: AGM
5.000%, due 10/1/23	15,000	16,898
Series C Insured: AGM
5.000%, due 7/15/32	20,000	23,749
City of New Britain CT, General Obligation Bonds
Series B Insured: AGM
5.250%, due 9/1/29	250,000	324,847
5.250%, due 9/1/30	300,000	388,257
Series C Insured: AGM
5.000%, due 3/1/26	435,000	529,791
City of New Haven CT, General Obligation Bonds
Series A Insured: AGM
5.000%, due 8/1/39	1,150,000	1,437,293
Series B Insured: BAM
5.000%, due 8/15/27	1,000,000	1,185,240
City of West Haven CT, General Obligation Bonds
Insured: BAM
4.000%, due 3/15/35	925,000	1,084,118
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
5.000%, due 7/1/41	110,000	112,197
Town of Windham CT, General Obligation Bonds
Series A Insured: BAM
4.000%, due 8/15/32	445,000	552,801
4.000%, due 8/15/35	1,025,000	1,258,844
		7,269,126
Delaware — 0.1%
Delaware State Economic Development Authority, Revenue Bonds
Insured: AGM
5.000%, due 10/1/21	150,000	154,569
5.000%, due 10/1/26	280,000	340,945
		495,514
District of Columbia — 0.3%
District of Columbia, Revenue Bonds
Insured: AMBAC
5.000%, due 4/1/40	125,000	126,001

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

District of Columbia (continued)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds
Insured: AGC
2.090%, due 10/1/36(a)	$1,375,000	$992,255
		1,118,256
Florida — 4.4%
City of Boynton beach FL Utility System Revenue, Revenue Bonds
Insured: AGM
4.500%, due 11/1/22	215,000	221,751
City of Miami FL Parking System Revenue, Revenue Bonds
Insured: BAM
4.000%, due 10/1/38	1,000,000	1,181,960
City of Palm Bay FL, General Obligation Bonds
Insured: AGM
4.000%, due 7/1/31	1,775,000	2,281,230
5.000%, due 7/1/25	1,035,000	1,248,034
City of Port St Lucie FL Utility System Revenue, Revenue Bonds
Insured: NATL
5.250%, due 9/1/27	100,000	130,280
County of Lee FL Transportation Facilities Revenue, Revenue Bonds
Insured: AGM
5.000%, due 10/1/25	500,000	581,715
County of Miami-Dade FL Transit System, Revenue Bonds
5.000%, due 7/1/42	630,000	673,514
Florida Governmental Utility Authority, Revenue Bonds
Insured: AGM
5.000%, due 10/1/22	215,000	231,946
Florida State Board of Governors Florida International University Dormitory Rev, Revenue Bonds
Series A Insured: BAM
4.000%, due 7/1/32	2,195,000	2,739,975
4.000%, due 7/1/33	2,170,000	2,694,597
Herons Glen Recreation District, Special Assessment
Insured: BAM
2.500%, due 5/1/25	175,000	185,724
2.500%, due 5/1/26	200,000	214,510
Hillsborough County School Board, Revenue Bonds
Insured: AGM
5.000%, due 10/1/22	245,000	264,139
Miami Beach Redevelopment Agency, Tax Allocation
Series A Insured: AGM
5.000%, due 2/1/31	150,000	169,046
North Sumter County Utility Dependent District, Revenue Bonds
Insured: BAM
5.000%, due 10/1/49	1,350,000	1,693,791
Orange County Convention Center/Orlando, Revenue Bonds
Series B
5.000%, due 10/1/31	1,250,000	1,540,163
St Lucie County School Board, Revenue Bonds
Insured: AGM
5.000%, due 10/1/23	615,000	689,304
		16,741,679
Georgia — 0.2%
Carrollton Payroll Development Authority, Revenue Bonds
Insured: AGM
5.000%, due 6/15/28	415,000	487,135
Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds
Series A Insured: NATL
5.250%, due 7/1/24	205,000	240,168
		727,303
Illinois — 14.6%
Chicago Board of Education, General Obligation Bonds
Insured: NATL
1.030%, due 12/1/23(a)	500,000	485,710
Series A Insured: AGM
5.000%, due 12/1/27	500,000	636,080
5.000%, due 12/1/31	500,000	632,605
Series A Insured: NATL
1.250%, due 12/1/25(a)	1,295,000	1,219,398
Chicago O'Hare International Airport, Revenue Bonds
Series E Insured: AGM
4.000%, due 1/1/39	1,505,000	1,812,487
Chicago Park District, General Obligation Bonds
Series D Insured: BAM
4.000%, due 1/1/39	500,000	586,690
Series E Insured: BAM
4.000%, due 11/15/32	1,000,000	1,207,750
Series F-2
5.000%, due 1/1/39	1,160,000	1,435,523
5.000%, due 1/1/40	1,065,000	1,315,339
City of Chicago IL Wastewater Transmission Revenue, Revenue Bonds
Series A Insured: NATL
0.720%, due 1/1/22(a)	345,000	342,740
City of Chicago IL Waterworks Revenue, Revenue Bonds
Series 2017-2 Insured: AGM
5.000%, due 11/1/37	1,000,000	1,237,080
City of Kankakee IL, General Obligation Bonds
Series A Insured: BAM
4.000%, due 1/1/34	450,000	510,809
4.000%, due 1/1/35	715,000	808,436
City of Sterling IL, General Obligation Bonds
Series B Insured: BAM
4.000%, due 11/1/34	500,000	603,635
4.000%, due 11/1/36	600,000	719,760
4.000%, due 11/1/37	570,000	681,595
4.000%, due 11/1/38	1,185,000	1,411,619
4.000%, due 11/1/39	610,000	722,569
4.000%, due 11/1/40	635,000	750,087
City of Waukegan IL Water & Sewer System Revenue, Revenue Bonds
Insured: AGM
4.000%, due 12/30/22	125,000	133,014
4.000%, due 12/30/40	485,000	559,923

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
Cook & Will Counties School District No 194, General Obligation Bonds
Series B Insured: BAM
5.000%, due 12/1/31	$325,000	$377,744
Cook County School District No 111 Burbank, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/34	1,165,000	1,462,937
Cook County School District No 88 Bellwood, General Obligation Bonds
Series A Insured: BAM
4.000%, due 12/1/21	365,000	375,632
Cook County School District No 94, General Obligation Bonds
Insured: BAM
4.000%, due 12/1/40	460,000	519,326
Cook County Township High School District No 220 Reavis, General Obligation Bonds
Insured: BAM
4.000%, due 6/1/40	1,005,000	1,159,479
County of Union IL, General Obligation Bonds
Insured: AGM
4.000%, due 9/1/26	360,000	424,184
Crawford Hospital District, General Obligation Bonds
Insured: AGM
4.000%, due 1/1/31	345,000	399,603
4.000%, due 1/1/32	300,000	353,967
4.000%, due 1/1/34	675,000	786,301
Darien-Woodridge Fire Protection District, General Obligation Bonds
Insured: BAM
3.000%, due 12/30/26	100,000	111,072
Governors State University, Certificates of Participation
Insured: BAM
5.000%, due 7/1/23	385,000	420,982
La Salle & Bureau Counties Township High School District No 120 LaSalle-Peru, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/37	1,000,000	1,182,520
Lake County Community Consolidated School District No 3 Beach Park, General Obligation Bonds
Insured: AGM
4.000%, due 2/1/29	1,130,000	1,385,640
Macon County School District No 61 Decatur, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/25	695,000	798,541
4.000%, due 12/1/30	250,000	293,828
4.000%, due 12/1/32	200,000	233,352
4.000%, due 12/1/34	150,000	174,077
4.000%, due 12/1/37	205,000	236,351
5.000%, due 12/1/40	1,000,000	1,230,030
Madison Bond Etc Counties Community Unit School District No 5 Highland, General Obligation Bonds
Insured: BAM
3.000%, due 2/1/22	1,000,000	1,026,370
3.000%, due 2/1/23	1,000,000	1,051,910
3.000%, due 2/1/24	300,000	322,758
Madison County Community Unit School District No 7 Edwardsville, General Obligation Bonds
Insured: BAM
5.000%, due 12/1/30	275,000	329,629
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds
Series A Insured: AGM
5.000%, due 11/1/32	160,000	195,325
Metropolitan Pier & Exposition Authority, Revenue Bonds
Insured: AGM
2.830%, due 6/15/45(a)	500,000	252,015
2.890%, due 6/15/47(a)	225,000	105,698
Series A
4.000%, due 6/15/50	1,850,000	2,106,595
Montgomery & Macoupin Counties Community Unit School District No 12 Litchfield, General Obligation Bonds
Series C Insured: BAM
4.000%, due 10/1/24	335,000	375,136
4.000%, due 10/1/33	1,000,000	1,211,050
Northern Illinois University, Revenue Bonds
Series B Insured: BAM
4.000%, due 4/1/35	1,200,000	1,388,568
Regional Transportation Authority, Revenue Bonds
Series A Insured: NATL
5.500%, due 7/1/23	155,000	173,543
Sales Tax Securitization Corp., Revenue Bonds
Series A Insured: BAM
5.000%, due 1/1/37	2,030,000	2,590,544
Sangamon County School District No 186 Springfield, General Obligation Bonds
Series B Insured: AGM
5.000%, due 2/1/34	500,000	659,705
Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, General Obligation Bonds
Series B Insured: BAM
5.000%, due 12/1/36	1,000,000	1,249,860
South Sangamon Water Commission, General Obligation Bonds
Insured: AGM
4.000%, due 1/1/32	1,000,000	1,187,350
State of Illinois, General Obligation Bonds
Insured: AGM
4.000%, due 2/1/30	690,000	775,436
Insured: NATL
6.000%, due 11/1/26	500,000	628,410
State of Illinois, Revenue Bonds
Insured: BAM
4.250%, due 6/15/30	500,000	504,760
Insured: NATL
6.000%, due 6/15/23	180,000	199,960
6.000%, due 6/15/24	130,000	149,778
Series A Insured: BAM
4.000%, due 6/15/35	750,000	831,952
Series C
4.000%, due 6/15/21	225,000	227,320

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
Summerfield Lebanon Mascoutah Water Commission St Clair County, Revenue Bonds
Insured: BAM
5.000%, due 4/1/26	$205,000	$244,747
Town of Cicero IL, General Obligation Bonds
Insured: BAM
5.000%, due 1/1/30	475,000	597,759
Village of Carpentersville IL, General Obligation Bonds
Insured: BAM
4.000%, due 12/30/29	845,000	1,042,671
Village of Stone Park IL, General Obligation Bonds
Series B Insured: BAM
4.000%, due 2/1/22	125,000	129,601
Washington County Community Unit School Dist No 10 West Washington, General Obligation Bonds
Insured: BAM
4.000%, due 1/15/25	750,000	845,295
West Chicago Park District, General Obligation Bonds
Series B Insured: BAM
3.000%, due 12/1/26	565,000	630,438
Western Illinois University, Revenue Bonds
Insured: BAM
4.000%, due 4/1/32	1,000,000	1,194,040
Will County Community Unit School District No 201-U Crete-Monee, General Obligation Bonds
Series B Insured: AGM
4.000%, due 1/1/33	500,000	577,540
4.000%, due 1/1/35	480,000	551,549
Woodford Lasalle Livingston Etc Counties Community Unit Sch Dist No 6 Fieldcrest, General Obligation Bonds
Series A Insured: BAM
4.000%, due 12/1/34	500,000	591,100
4.000%, due 12/1/36	500,000	587,590
4.000%, due 12/1/37	515,000	603,482
		54,877,899
Indiana — 1.1%
City of Columbus IN Sewage Works Revenue, Revenue Bonds
Insured: AGM
3.000%, due 2/15/24	500,000	541,525
City of Goshen IN Sewage Works Revenue, Revenue Bonds
Insured: AGM
3.000%, due 7/1/30	205,000	234,249
Indiana Bond Bank, Revenue Bonds
Series A Insured: AGM
5.000%, due 9/1/22	545,000	572,245
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds
Series E Insured: AMBAC
0.630%, due 2/1/24(a)	50,000	49,065
0.710%, due 2/1/25(a)	300,000	291,570
Muncie Sanitary District, Revenue Bonds
Series A Insured: NATL
2.000%, due 1/1/22	140,000	142,041
Terre Haute Sanitation District, Revenue Bonds
Series A Insured: BAM
4.000%, due 7/1/29	890,000	1,073,002
4.000%, due 1/1/30	205,000	248,052
Town of Speedway IN Sewage Works Revenue, Revenue Bonds
Series A Insured: AGM
3.000%, due 9/1/23	350,000	373,327
3.000%, due 9/1/25	525,000	582,304
		4,107,380
Iowa — 0.9%
City of Altoona IA, General Obligation Bonds
Series C Insured: BAM
3.000%, due 6/1/22	320,000	331,421
3.000%, due 6/1/24	345,000	374,025
City of Newton IA, General Obligation Bonds
Series C Insured: AGM
2.000%, due 6/1/21	500,000	503,070
Lewis Central Community School District, Revenue Bonds
Insured: BAM
4.000%, due 7/1/22	525,000	552,694
4.000%, due 7/1/29	995,000	1,241,591
Red Oak Community School District, General Obligation Bonds
Insured: BAM
5.000%, due 6/1/25	145,000	173,853
Sioux Center Community School District, General Obligation Bonds
Insured: AGM
5.000%, due 5/1/24	290,000	333,712
		3,510,366
Kentucky — 0.4%
Kentucky Asset Liability Commission, Revenue Bonds
Series B Insured: NATL
0.664% (3-Month LIBOR + 0.52%), due 11/1/21(b)	510,000	509,123
0.687% (3-Month LIBOR + 0.55%), due 11/1/25(b)	130,000	128,294
Kentucky Economic Development Finance Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 6/1/37	500,000	564,855
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
Insured: BAM
4.000%, due 6/1/36	100,000	110,126
		1,312,398
Louisiana — 4.1%
Calcasieu Parish School District No 23, General Obligation Bonds
Insured: BAM
5.000%, due 9/1/27	600,000	758,706
5.000%, due 9/1/28	910,000	1,178,778
City of New Orleans LA Sewerage Service Revenue, Revenue Bonds
Series B Insured: AGM
4.000%, due 6/1/35	400,000	486,268
4.000%, due 6/1/36	400,000	484,508
4.000%, due 6/1/37	325,000	392,320

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Louisiana (continued)
4.000%, due 6/1/38	$350,000	$421,281
4.000%, due 6/1/39	850,000	1,020,450
City of Plaquemine LA, Revenue Bonds
Series A Insured: AGM
3.000%, due 12/1/24	750,000	815,123
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds
Series B Insured: AGM
4.000%, due 12/1/33	270,000	320,806
Series C Insured: BAM
5.000%, due 12/1/31	500,000	633,450
5.000%, due 12/1/32	125,000	157,590
Greater Ouachita Water Co., Revenue Bonds
Insured: BAM
4.000%, due 9/1/36	775,000	923,583
Jefferson Davis Parish Water and Sewer Commission No 1, Revenue Bonds
Insured: BAM
3.000%, due 12/1/34	120,000	131,867
3.000%, due 12/1/39	365,000	391,919
3.000%, due 12/1/43	360,000	379,616
Louisiana Energy & Power Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 6/1/23	445,000	494,026
Louisiana Local Government Environmental Facilities & Community Development Auth, Revenue Bonds
Insured: AGM
4.000%, due 10/1/38	1,000,000	1,226,200
4.000%, due 10/1/39	600,000	733,944
4.000%, due 10/1/40	755,000	921,032
Insured: BAM
4.000%, due 10/1/40	850,000	1,024,224
New Orleans Aviation Board, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/37	1,000,000	1,224,640
Parish of St Mary LA, Revenue Bonds
Insured: AGM
5.000%, due 3/1/27	330,000	413,840
Port New Orleans Board of Commissioners, Revenue Bonds
Series B Insured: AGM
5.000%, due 4/1/36	610,000	745,664
		15,279,835
Maine — 0.1%
Finance Authority of Maine, Revenue Bonds
Series A-1 Insured: AGC
5.000% , due 12/1/26	150,000	181,505

Maryland — 0.1%
Maryland State Transportation Authority, Revenue Bonds
Insured: AGM
5.000% , due 6/1/23	245,000	270,963

Massachusetts — 1.8%
Bridgewater-Raynham Regional School District, General Obligation Bonds
Series B Insured: BAM
4.000%, due 2/1/28	1,480,000	1,819,246
4.000%, due 2/1/29	1,405,000	1,759,411
Commonwealth of Massachusetts, General Obligation Bonds
Series A Insured: NATL
0.707% (3-Month LIBOR + 0.57%), due 5/1/37(b)	85,000	83,618
Series B Insured: AMBAC-TCRS-BNY
5.250%, due 8/1/28	415,000	558,657
Commonwealth of Massachusetts, Revenue Bonds
Insured: NATL
5.500%, due 1/1/22	1,415,000	1,482,099
5.500%, due 1/1/25	600,000	713,772
Massachusetts Department of Transportation, Revenue Bonds
Series C Insured: NATL
0.390%, due 1/1/22(a)	325,000	323,846
		6,740,649
Michigan — 3.1%
Benzie County Central Schools, General Obligation Bonds
Series I Insured: AGM
4.000%, due 5/1/35	340,000	425,058
4.000%, due 5/1/36	300,000	373,260
4.000%, due 5/1/37	330,000	409,038
4.000%, due 5/1/38	300,000	370,692
4.000%, due 5/1/39	300,000	369,303
4.000%, due 5/1/40	300,000	368,070
4.000%, due 5/1/41	300,000	366,825
4.000%, due 5/1/45	1,250,000	1,515,012
City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds
Series B Insured: NATL
5.500%, due 7/1/21	500,000	510,385
5.500%, due 7/1/22	1,000,000	1,069,620
Eastern Michigan University, Revenue Bonds
Series A Insured: BAM
5.000%, due 3/1/27	750,000	937,508
Fitzgerald Public School District, General Obligation Bonds
Insured: BAM
4.000%, due 5/1/22	150,000	156,653
Grandville Public Schools, General Obligation Bonds
Series I Insured: AGM
4.000%, due 5/1/37	245,000	298,216
4.000%, due 5/1/40	200,000	241,360
Leland Public School District, General Obligation Bonds
Insured: AGM
4.000%, due 5/1/37	590,000	698,584
Saginaw City School District, General Obligation Bonds
4.000%, due 5/1/44	2,505,000	3,039,742
Warren Consolidated Schools, General Obligation Bonds
Series B Insured: BAM
5.000%, due 5/1/22	280,000	296,150
Wayne County Airport Authority, Revenue Bonds
Series A Insured: BAM
5.000%, due 12/1/42	110,000	117,887
		11,563,363

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Minnesota — 0.2%
Centennial Independent School District No 12, General Obligation Bonds
Series A Insured: SD CRED PROG
0.180% , due 2/1/22(a)	$650,000	$648,837

Mississippi — 0.6%
Biloxi Public School District, Revenue Bonds
Insured: BAM
5.000%, due 4/1/24	270,000	307,206
City of Jackson MS, General Obligation Bonds
Series A Insured: BAM
4.000%, due 5/1/25	150,000	170,598
Mississippi Development Bank, Revenue Bonds
Insured: BAM
4.000%, due 7/1/45	500,000	596,180
5.000%, due 7/1/33	490,000	656,433
5.250%, due 10/1/38	460,000	584,085
		2,314,502
Missouri — 2.0%
City of St Louis MO Airport Revenue, Revenue Bonds
Insured: NATL
5.500%, due 7/1/28	1,000,000	1,332,120
Series A Insured: AGM
5.000%, due 7/1/23	1,000,000	1,113,540
Kansas City Industrial Development Authority, Revenue Bonds
Series A
4.000%, due 3/1/50	500,000	578,235
Series A Insured: AGM
4.000%, due 3/1/50	980,000	1,133,341
Series B
5.000%, due 3/1/46	2,000,000	2,430,980
St Louis Municipal Finance Corp., Revenue Bonds
Insured: AGM
5.000%, due 10/1/45	500,000	630,285
St Louis Municipal Library District, Certificates of Participation
Insured: BAM
4.000%, due 3/15/32	410,000	499,761
		7,718,262
Montana — 0.1%
City of Bozeman MT, Tax Allocation
Insured: AGM
2.000%, due 7/1/21	90,000	90,453
2.000%, due 7/1/22	50,000	50,792
3.000%, due 7/1/24	100,000	106,783
4.000%, due 7/1/26	75,000	86,427
4.000%, due 7/1/27	100,000	117,108
		451,563
Nevada — 0.5%
City of Reno NV, Revenue Bonds
Series A-1 Insured: AGM
5.000%, due 6/1/28	730,000	905,295
5.000%, due 6/1/32	265,000	322,664
Clark County School District, General Obligation Bonds
Series A Insured: AGM
4.000%, due 6/15/40	400,000	478,180
Series B Insured: BAM
5.000%, due 6/15/28	250,000	323,522
		2,029,661
New Jersey — 6.2%
Borough of Paulsboro NJ, General Obligation Bonds
Insured: BAM
1.000%, due 8/15/23	160,000	162,622
1.000%, due 8/15/24	160,000	163,090
1.000%, due 8/15/25	165,000	168,767
Camden County Improvement Authority (The), Revenue Bonds
Series A Insured: BAM
5.000%, due 7/1/25	875,000	1,043,429
Casino Reinvestment Development Authority, Inc., Revenue Bonds
Insured: AGM
5.000%, due 11/1/27	500,000	564,390
City of East Orange NJ, General Obligation Bonds
Insured: AGM
4.000%, due 9/15/23	665,000	727,277
4.000%, due 9/15/24	125,000	141,000
City of Newark NJ, General Obligation Bonds
Series A Insured: AGM
5.000%, due 10/1/27	500,000	629,480
5.000%, due 10/1/28	750,000	962,475
Series C Insured: AGM
5.000%, due 10/1/28	145,000	186,078
5.000%, due 10/1/29	190,000	248,170
City of Orange Township NJ, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/27	1,295,000	1,553,249
City of Perth Amboy NJ, General Obligation Bonds
Insured: AGM
5.000%, due 7/1/25	765,000	908,208
City of Trenton NJ, General Obligation Bonds
Insured: AGM
3.000%, due 3/15/23	250,000	263,482
City of Union City NJ, General Obligation Bonds
Insured: AGM
0.050%, due 8/1/24	1,425,000	1,392,197
2.250%, due 8/1/25	1,450,000	1,543,409
East Orange Board Of Education, Certificates of Participation
Insured: AGM
0.980%, due 8/1/26(a)	100,000	94,749
Garden State Preservation Trust, Revenue Bonds
Series B Insured: AGM
0.930%, due 11/1/25(a)	110,000	105,277
Gloucester County Improvement Authority (The), Revenue Bonds
Series A Insured: BAM
5.000%, due 7/1/28	265,000	310,967
Long Branch Board of Education, General Obligation Bonds
Insured: AGM
5.000%, due 7/15/29	265,000	340,170

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

New Jersey (continued)
New Jersey Economic Development Authority, Revenue Bonds
Series A Insured: BAM
4.000%, due 7/1/34	$150,000	$170,352
5.000%, due 7/1/23	1,500,000	1,672,125
Series K Insured: NATL
5.250%, due 12/15/21	110,000	114,705
New Jersey Educational Facilities Authority, Revenue Bonds
Series F Insured: BAM
5.000%, due 7/1/25	300,000	360,900
New Jersey Transportation Trust Fund Authority, Revenue Bonds
1.340%, due 12/15/31(a)	410,000	354,482
Insured: AGC-ICC AMBAC
0.820%, due 12/15/26(a)	550,000	524,276
Insured: BHAC-CR AMBAC
0.450%, due 12/15/24(a)	440,000	432,410
1.030%, due 12/15/28(a)	235,000	216,729
Insured: BHAC-CR MBIA
0.880%, due 12/15/27(a)	500,000	470,750
Series A Insured: BAM
4.000%, due 12/15/37	275,000	320,378
Series B Insured: AMBAC
5.250%, due 12/15/23	340,000	386,376
Series B Insured: NATL
5.500%, due 12/15/21	500,000	522,465
Series C Insured: AGM
1.620%, due 12/15/33(a)	250,000	203,092
Series C Insured: AMBAC
0.950%, due 12/15/24(a)	500,000	481,995
1.060%, due 12/15/25(a)	580,000	550,884
1.220%, due 12/15/26(a)	1,060,000	987,093
Oceanport School District, General Obligation Bonds
2.500%, due 7/15/24	495,000	529,794
Passaic Valley Sewerage Commission, Revenue Bonds
Series H Insured: AGM
5.000%, due 12/1/24	500,000	583,415
Series I Insured: AGM
5.000%, due 12/1/25	100,000	120,816
South Jersey Transportation Authority, Revenue Bonds
Series A
4.000%, due 11/1/40	880,000	1,058,913
Series A Insured: AGM
5.000%, due 11/1/30	700,000	928,340
Union Township Board of Education/Union County, General Obligation Bonds
Insured: BAM
4.000%, due 8/15/27	250,000	301,510
4.000%, due 8/15/31	350,000	444,283
		23,244,569
New York — 11.3%
Broome County Local Development Corp., Revenue Bonds
Insured: AGM
3.000%, due 4/1/45	1,200,000	1,266,360
Buffalo Municipal Water Finance Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 7/1/49	925,000	1,061,271
City of New York NY, General Obligation Bonds
Series B-1 Insured: BAM
5.000%, due 10/1/42	1,425,000	1,817,203
5.000%, due 10/1/43	1,030,000	1,304,629
City of Schenectady NY, General Obligation Bonds
Insured: AGM
3.000%, due 5/1/23	250,000	264,563
City of Syracuse NY, General Obligation Bonds
Series A Insured: AGM
4.000%, due 5/15/34	930,000	1,106,402
City of Yonkers NY, General Obligation Bonds
Series A
4.000%, due 2/15/23	265,000	284,130
4.000%, due 2/15/24	250,000	276,453
Series A Insured: AGM
5.000%, due 2/15/26	825,000	1,006,178
5.000%, due 2/15/28	650,000	834,009
5.000%, due 2/15/30	660,000	881,357
Series A Insured: BAM
5.000%, due 5/1/28	1,215,000	1,568,796
Series B
4.000%, due 2/15/23	280,000	300,272
4.000%, due 2/15/24	290,000	320,775
Series B Insured: AGM
5.000%, due 2/15/26	640,000	780,902
5.000%, due 2/15/28	560,000	720,283
5.000%, due 2/15/30	770,000	1,030,583
Series D Insured: BAM
5.000%, due 10/1/27	225,000	287,775
County of Chautauqua NY, General Obligation Bonds
Series A Insured: BAM
2.000%, due 12/15/22	130,000	134,191
County of Monroe NY, General Obligation Bonds
Insured: AGM
5.000%, due 6/1/22	1,070,000	1,137,913
Insured: BAM
5.000%, due 6/1/25	280,000	335,986
County of Suffolk NY, General Obligation Bonds
Series B Insured: AGM
4.000%, due 10/15/21	50,000	51,280
5.000%, due 10/15/28	500,000	631,025
Series C Insured: BAM
4.000%, due 2/1/28	280,000	339,088
5.000%, due 2/1/23	410,000	447,654
5.000%, due 5/1/27	145,000	165,388
Metropolitan Transportation Authority, Revenue Bonds
Series A-1
5.000%, due 11/15/29	500,000	589,235
Series A-1 Insured: AGM
4.000%, due 11/15/44	1,000,000	1,166,860
Series B Insured: AMBAC
5.250%, due 11/15/24	1,000,000	1,146,710
Series C Insured: AGM
4.000%, due 11/15/46	745,000	863,194
Series C Insured: BAM
5.000%, due 11/15/44	650,000	817,115

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

New York (continued)
Mount Vernon City School District, General Obligation Bonds
Insured: BAM
4.000%, due 9/15/21	$350,000	$358,515
New York City Industrial Development Agency, Revenue Bonds
Insured: AGM
4.000%, due 3/1/32	1,000,000	1,239,670
Insured: NATL
2.035%, due 3/1/24(b)	1,500,000	1,548,885
New York Convention Center Development Corp., Revenue Bonds
Series B Insured: BAM
2.180%, due 11/15/33(a)	1,500,000	1,137,255
2.500%, due 11/15/38(a)	375,000	240,896
New York State Dormitory Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 10/1/36	500,000	591,620
5.000%, due 10/1/34	1,385,000	1,767,191
Series A Insured: NATL
5.500%, due 5/15/21	375,000	380,790
Series B Insured: AMBAC
5.500%, due 3/15/24	125,000	145,405
Series B Insured: BAM
4.000%, due 8/15/33	115,000	134,752
4.000%, due 8/15/34	120,000	139,963
4.000%, due 8/15/35	160,000	185,901
4.000%, due 8/15/36	200,000	231,218
4.000%, due 8/15/37	450,000	517,815
Series D Insured: AGM
5.000%, due 10/1/30	1,000,000	1,298,120
New York State Thruway Authority, Revenue Bonds
Series B Insured: AGM
4.000%, due 1/1/45	1,115,000	1,307,282
Series L
5.000%, due 1/1/32	250,000	317,482
Niagara Falls City School District, Certificates of Participation
Insured: AGM
4.000%, due 6/15/26	200,000	221,594
5.000%, due 6/15/25	670,000	765,442
Niagara Falls City School District, General Obligation Bonds
Insured: BAM
5.000%, due 6/15/28	590,000	753,831
North Syracuse Central School District, General Obligation Bonds
Insured: NATL
5.000%, due 6/15/22	90,000	95,969
Oneida County Local Development Corp., Revenue Bonds
Series A Insured: AGM
3.000%, due 12/1/44	250,000	265,035
4.000%, due 12/1/38	250,000	292,153
Pulaski Central School District, General Obligation Bonds
Insured: MAC
5.000%, due 6/15/23	250,000	276,863
Rensselaer City School District, Certificates of Participation
Insured: AGM
5.000%, due 6/1/27	250,000	307,268
Town of Oyster Bay NY, General Obligation Bonds
Insured: AGM
4.000%, due 3/1/27	800,000	962,528
4.000%, due 3/1/28	835,000	1,022,257
Insured: BAM
4.000%, due 2/15/26	65,000	76,478
4.000%, due 11/1/26	800,000	956,768
4.000%, due 2/15/27	55,000	66,114
Series B Insured: AGM
3.000%, due 2/1/24	1,790,000	1,932,932
		42,475,572
North Carolina — 0.8%
North Carolina Turnpike Authority, Revenue Bonds
Insured: AGM
5.000%, due 1/1/32	525,000	667,196
Western Carolina University, Revenue Bonds
Insured: AGM
5.000%, due 6/1/26	945,000	1,159,241
5.000%, due 6/1/27	500,000	609,970
5.000%, due 6/1/28	550,000	669,125
		3,105,532
North Dakota — 0.3%
State Board of Higher Education of the State of North Dakota, Revenue Bonds
Series A Insured: AGM
4.000%, due 4/1/44	670,000	785,474
5.000%, due 4/1/21	335,000	337,610
		1,123,084
Ohio — 0.9%
Bethel Local School District, Certificates of Participation
Insured: BAM
4.000%, due 12/1/25	265,000	305,792
City of Lorain OH, General Obligation Bonds
Insured: AGM
3.875%, due 12/1/27	605,000	621,057
Series A Insured: BAM
4.000%, due 12/1/24	250,000	280,030
4.000%, due 12/1/25	260,000	297,229
Cleveland Department of Public Utilities Division of Public Power, Revenue Bonds
Series A Insured: AGM
4.000%, due 11/15/37	375,000	453,694
Conotton Valley Union Local School District, Certificates of Participation
Insured: MAC
4.000%, due 12/1/33	315,000	353,291
County of Cuyahoga OH, Revenue Bonds
5.000%, due 2/15/28	500,000	600,705
Euclid City School District, Certificates of Participation
Insured: BAM
4.000%, due 12/1/39	400,000	467,728
		3,379,526

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Oklahoma — 0.1%
Tulsa Airports Improvement Trust, Revenue Bonds
Series A Insured: BAM
5.000% , due 6/1/23	$500,000	$550,890
Oregon — 1.2%
City of Seaside OR Transient Lodging Tax Revenue, Revenue Bonds
Insured: AGM
5.000%, due 12/15/37	400,000	495,728
Jackson County School District No 6 Central Point, General Obligation Bonds
Series B Insured: SCH BD GTY
2.150%, due 6/15/49(a)	500,000	206,330
Medford Hospital Facilities Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 8/15/45	3,170,000	3,780,035
		4,482,093
Pennsylvania — 6.4%
Allentown City School District, General Obligation Bonds
Insured: AGM
4.000%, due 2/15/22	200,000	207,056
Ambridge Area School District, General Obligation Bonds
Insured: AGM
4.000%, due 11/1/22	660,000	702,880
Bellwood-Antis School District, General Obligation Bonds
Series A Insured: BAM
3.000%, due 6/1/25	480,000	527,928
Series AA Insured: BAM
3.000%, due 6/1/25	300,000	329,955
3.000%, due 6/1/26	305,000	340,880
Bristol Borough School District, General Obligation Bonds
Series B Insured: MAC
4.000%, due 3/1/25	250,000	280,757
Catasauqua Area School District, General Obligation Bonds
Insured: BAM
4.000%, due 2/15/26	245,000	282,051
4.000%, due 2/15/27	70,000	82,237
4.000%, due 2/15/28	430,000	513,962
4.000%, due 2/15/29	695,000	835,425
4.000%, due 2/15/30	595,000	708,627
Coatesville Area School District Building Authority, Revenue Bonds
Insured: BAM
5.000%, due 12/1/22	400,000	432,068
Coatesville School District, General Obligation Bonds
Insured: AGM
5.000%, due 8/1/23	150,000	166,140
County of Cambria PA, General Obligation Bonds
Series B Insured: AGM
4.000%, due 8/1/32	250,000	288,407
Delaware County Regional Water Quality Control Authority, Revenue Bonds
Insured: NATL
5.250%, due 5/1/22	205,000	217,995
Ephrata Borough Authority, Revenue Bonds
Series B Insured: AGM
3.000%, due 11/1/43	1,150,000	1,232,352
Erie Sewer Authority, Revenue Bonds
Series B Insured: AGM
5.000%, due 12/1/35	460,000	583,372
Gettysburg Municipal Authority, Revenue Bonds
Insured: BAM
4.000%, due 11/15/32	480,000	595,214
Series A Insured: BAM
4.000%, due 11/15/31	1,135,000	1,421,905
Greater Johnstown School District, General Obligation Bonds
Series C Insured: NATL
1.370%, due 8/1/28(a)	200,000	180,492
Hazle Township Municipal Authority, Revenue Bonds
Insured: BAM
4.000%, due 12/1/23	245,000	269,164
Lancaster Higher Education Authority, Revenue Bonds
Insured: BAM
4.000%, due 10/1/31	500,000	603,345
5.000%, due 10/1/23	300,000	337,401
Lancaster School District, General Obligation Bonds
Insured: AGM
4.000%, due 6/1/36	35,000	42,193
Lehigh County Authority, Revenue Bonds
Insured: BAM
2.220%, due 12/1/37(a)	405,000	279,345
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AGC
0.759% (3-Month LIBOR + 0.60%), due 7/1/27(b)	185,000	183,209
Pennsylvania Turnpike Commission, Revenue Bonds
Series C Insured: AGM
6.250%, due 6/1/33	750,000	954,188
Pittsburgh Water & Sewer Authority, Revenue Bonds
Series B Insured: AGM
4.000%, due 9/1/35	700,000	854,637
4.000%, due 9/1/50	1,000,000	1,185,280
Reading School District, General Obligation Bonds
Insured: AGM
5.000%, due 3/1/37	2,000,000	2,428,400
School District of Philadelphia (The), General Obligation Bonds
Insured: BHAC-CR FGIC
5.000%, due 6/1/34	210,000	304,571
Somerset Area School District, General Obligation Bonds
Insured: MAC
4.000%, due 2/15/23	425,000	455,184
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Revenue Bonds
Insured: AGM
5.000%, due 2/1/31	250,000	328,023
State Public School Building Authority, Revenue Bonds
Insured: AGM
5.000%, due 6/1/21	375,000	380,768

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Pennsylvania (continued)
Insured: BAM
3.000%, due 3/1/39	$750,000	$803,723
Series A Insured: AGM
5.000%, due 9/15/21	875,000	900,209
Series A Insured: BAM
5.000%, due 6/15/22	285,000	303,251
Vanport Township Municipal Authority, Revenue Bonds
Insured: AGM
5.000%, due 4/1/21	145,000	146,064
Warrior Run School District/Montour Northumberland Union County PA, General Obligation Bonds
Insured: AGM
4.000%, due 9/1/31	415,000	467,419
4.000%, due 9/1/32	435,000	489,188
Waverly Township Municipal Authority, Revenue Bonds
Insured: BAM
4.000%, due 2/15/27	950,000	1,096,804
Williamsport Sanitary Authority, Revenue Bonds
Insured: BAM
5.000%, due 1/1/29	630,000	838,454
5.000%, due 1/1/30	500,000	659,975
		24,240,498
Puerto Rico — 0.3%
Commonwealth of Puerto Rico, General Obligation Bonds
Series A Insured: AGM
5.000%, due 7/1/35	480,000	505,493
Series A-4 Insured: AGM
5.250%, due 7/1/30	100,000	102,020
Puerto Rico Electric Power Authority, Revenue Bonds
Series PP Insured: NATL
5.000%, due 7/1/24	25,000	25,328
Series UU Insured: AGM
0.679% (3-Month LIBOR + 0.52%), due 7/1/29(b)	510,000	467,496
		1,100,337
Rhode Island — 0.8%
City of Cranston RI, General Obligation Bonds
Series A Insured: BAM
4.000%, due 8/1/29	110,000	137,325
Providence Public Building Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 9/15/35	1,085,000	1,264,806
Series B Insured: AGM
5.000%, due 6/15/26	275,000	332,863
5.000%, due 6/15/36	660,000	823,396
Rhode Island Health and Educational Building Corp., Revenue Bonds
Series A Insured: AGM
4.000%, due 5/15/36	390,000	464,486
Series A Insured: AGM MUN GOVT GTD
5.000%, due 5/15/29	110,000	136,995
		3,159,871
South Carolina — 0.5%
City of Camden SC Combined Public Utility System Revenue, Revenue Bonds
Insured: AGM
2.000%, due 3/1/23	600,000	622,164
Kershaw County Public Schools Foundation, Revenue Bonds
Insured: BAM
3.375%, due 12/1/29	480,000	523,714
Williamsburg County Public Facilities Corp., Revenue Bonds
Insured: BAM
4.000%, due 6/1/30	625,000	790,612
		1,936,490
Tennessee — 0.1%
County of Campbell TN, General Obligation Bonds
Insured: AGM
5.000% , due 6/1/21	320,000	325,136

Texas — 5.3%
Central Texas Turnpike System, Revenue Bonds
Series A Insured: AMBAC
0.510%, due 8/15/26(a)	1,000,000	972,280
1.430%, due 8/15/29(a)	1,000,000	885,130
Series A Insured: BHAC-CR AMBAC
0.670%, due 8/15/27(a)	205,000	196,199
City of Arlington TX Special Tax Revenue, Special Tax
Insured: AGM
5.000%, due 2/15/32	725,000	843,320
Series A Insured: AGM
4.000%, due 2/15/44	2,000,000	2,320,820
5.000%, due 2/15/38	700,000	876,449
City of Houston TX Combined Utility System Revenue, Revenue Bonds
Insured: AGM
0.520%, due 12/1/25(a)	460,000	448,606
City of Rio Grande City TX, General Obligation Bonds
Insured: AGM
4.000%, due 2/15/26	630,000	737,125
Clear Lake City Water Authority, General Obligation Bonds
Insured: NATL
3.000%, due 3/1/25	170,000	187,024
County of La Salle TX, General Obligation Bonds
Insured: AGM
5.000%, due 3/1/27	500,000	630,085
Fort Bend County Municipal Utility District No 169, General Obligation Bonds
Series B Insured: AGM
3.000%, due 12/1/25	420,000	469,640
Fort Bend County Municipal Utility District No 58, General Obligation Bonds
Insured: BAM
3.000%, due 4/1/33	400,000	448,276
3.000%, due 4/1/34	445,000	496,976
3.000%, due 4/1/35	435,000	484,664
3.000%, due 4/1/37	825,000	913,300
Galveston County Municipal Utility District No 56, General Obligation Bonds
Insured: BAM
4.000%, due 12/1/24	400,000	449,500

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
Greater Greenspoint Redevelopment Authority, Tax Allocation
Insured: AGM
4.000%, due 9/1/34	$325,000	$383,445
Harris County-Houston Sports Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 11/15/25	220,000	254,586
Hidalgo County Regional Mobility Authority, Revenue Bonds
Series A Insured: AGM
3.000%, due 12/1/45	1,000,000	1,090,470
La Joya Independent School District, General Obligation Bonds
Insured: AGM
4.000%, due 2/15/38	500,000	563,050
Lazy Nine Municipal Utility District No 1B, General Obligation Bonds
Series 1B Insured: MAC
3.000%, due 9/1/21	180,000	182,721
3.000%, due 9/1/22	180,000	187,337
Matagorda County Navigation District No 1, Revenue Bonds
Insured: AMBAC
5.125%, due 11/1/28	615,000	790,496
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
Series A-1 Insured: AGM
5.000%, due 7/1/28	500,000	612,615
Series B-1 Insured: AGM
4.000%, due 7/1/30	155,000	175,355
North Texas Tollway Authority, Revenue Bonds
Series D Insured: AGC
1.110%, due 1/1/29(a)	1,000,000	916,450
Northlake Municipal Management District No 1, General Obligation Bonds
Insured: BAM
4.500%, due 3/1/24	185,000	206,305
Southwest Houston Redevelopment Authority, Revenue Bonds
Insured: AGM
4.000%, due 9/1/32	450,000	528,754
5.000%, due 9/1/28	210,000	261,253
5.000%, due 9/1/29	225,000	284,058
5.000%, due 9/1/30	350,000	448,105
Texas State Technical College, Revenue Bonds
Insured: AGM
5.000%, due 10/15/25	425,000	513,880
Travis County Water Control & Improvement District, General Obligation Bonds
Insured: BAM
4.000%, due 8/15/26	505,000	594,486
Viridian Municipal Management District, General Obligation Bonds
Insured: BAM
4.000%, due 12/1/26	390,000	457,482
		19,810,242
Utah — 0.6%
Utah Transit Authority, Revenue Bonds
Series A Insured: BHAC-CR MBIA
5.000%, due 6/15/35	215,000	307,839
Series C Insured: AGM
5.250%, due 6/15/32	1,000,000	1,413,050
Weber Basin Water Conservancy District, Revenue Bonds
Series A
4.000%, due 4/1/46	600,000	715,098
		2,435,987
Washington — 0.7%
Bellevue Convention Center Authority, Revenue Bonds
Insured: NATL
0.280%, due 2/1/22(a)	530,000	528,521
Chelan County Public Utility District No 1, Revenue Bonds
Insured: NATL
0.640%, due 6/1/24(a)	100,000	97,888
Series A Insured: NATL
0.520%, due 6/1/23(a)	100,000	98,807
Klickitat County Public Utility District NO 1, Revenue Bonds
Series A Insured: AGM
4.000%, due 12/1/37	750,000	887,558
State of Washington, General Obligation Bonds
Series 03-C Insured: NATL
0.600%, due 6/1/26(a)	250,000	242,090
Series C Insured: AMBAC
0.430%, due 6/1/24(a)	265,000	261,218
0.600%, due 6/1/26(a)	200,000	193,672
Series C Insured: NATL
1.080%, due 6/1/29(a)	125,000	114,260
Series E Insured: XLCA
0.390%, due 12/1/23(a)	100,000	98,911
		2,522,925
West Virginia — 0.3%
City of Fairmont WV Water Revenue, Revenue Bonds
Series A Insured: BAM
4.000%, due 7/1/29	150,000	179,397
Morgantown Utility Board, Inc., Revenue Bonds
Series A Insured: BAM
3.000%, due 12/1/23	290,000	309,784
4.000%, due 12/1/24	300,000	338,217
4.000%, due 12/1/25	325,000	376,200
		1,203,598
Wisconsin — 1.6%
City of Racine WI Waterworks System Revenue, Revenue Bonds
Insured: AGM
5.000%, due 9/1/30	500,000	629,560
Insured: BAM
3.000%, due 9/1/25	200,000	222,954
4.000%, due 9/1/26	300,000	358,488
5.000%, due 9/1/28	250,000	326,362
City of Superior WI, Revenue Bonds
Insured: NATL
6.900%, due 8/1/21	270,000	278,932
Fond Du Lac School District, General Obligation Bonds
Series A Insured: BAM
4.000%, due 4/1/35	400,000	482,288
Omro School District, General Obligation Bonds
Insured: BAM
3.000%, due 3/1/26	330,000	371,481

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Wisconsin (continued)
3.000%, due 3/1/27	$345,000	$395,001
3.000%, due 3/1/28	230,000	266,218
Public Finance Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 7/1/40	300,000	337,569
4.000%, due 7/1/45	800,000	889,192
Village of Mount Pleasant WI, Tax Allocation
Series A Insured: BAM
5.000%, due 4/1/48	1,135,000	1,366,790
Wisconsin Center District, Revenue Bonds
Series C Insured: AGM
2.110%, due 12/15/36(a)	320,000	214,310
		6,139,145
Total Municipal Bonds
(Cost $357,909,620)		365,527,800

	Shares
Short-Term Investment — 13.1%
Money Market Fund — 13.1%
Fidelity Investments Money Market Treasury Only Class I, 0.01%(c)
(Cost $49,208,377)	49,208,377	49,208,377
Total Investments — 110.1%
(Cost $407,117,997)		414,736,177
Other Assets and Liabilities, Net — (10.1)%		(37,812,385)
Net Assets — 100.0%		$376,923,792

_______________

(a)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2021.
(c)	Reflects the 7-day yield at January 31, 2021.

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC-CR	- Berkshire Hathaway Assurance Corp. Custodial Receipts
FGIC	- Financial Guaranty Insurance Co.
LIBOR	- London InterBank Offered Rate
MAC	- Municipal Assurance Corp.
NATL	- National Public Finance Guarantee Corp.
SCH BD GTY	- School Bond Guaranty Program
XLCA	- XL Capital Assurance

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2021 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Municipal Bonds	$–	$365,527,800	$–	$365,527,800
Short-Term Investment:
Money Market Fund	49,208,377	–	–	49,208,377
Total Investments in Securities	$49,208,377	$365,527,800	$–	$414,736,177

(d)	For a complete listing of investments and their states, see the Schedules of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.